[LOGO]

PBHG Large Cap Growth Portfolio


PBHG
INSURANCE
SERIES
FUND,
INC.


Annual Report
December 31, 1997

[LOGO]

PBHG Large Cap Growth Portfolio


Dear Shareholder:

The PBHG Insurance Series Fund, Inc. -- PBHG Large Cap Growth Portfolio ended its abbreviated first fiscal year on December 31, 1997 with an aggregate total return of 18.20% since inception on May 1, 1997. Over this same time period, the Russell 1000 Growth Index produced a total return of 21.67% and the S&P 500 Index produced a total return of 23.72%. In our view, the Portfolio's relative underperformance versus these benchmarks can be attributed in large part to three unrelated things. First, cash as a percentage of total portfolio assets was very high during the first few weeks of operation, the result of a low beginning asset base and strong daily cash inflows. During this early period, i.e. the months of May and June, the S&P 500 advanced nearly 12%. Since the Portfolio was underexposed to the market due to the high levels of cash we were not able to fully participate in the strong market with the result being that our return over this same period was constrained to slightly less than 8%. Once we reached a more fully invested position by early July we steadily made up lost ground and significantly outperformed the S&P 500 Index over the July through October time period. Then came November when the brunt of the damage from the "Asian Flu" was felt, particularly in high growth portfolios like ours, which often suffer when investors scramble for cover by transferring assets to relative safe havens like U.S Treasuries and the bluest of the blue chip companies. Fortunately, in December we outperformed the S&P 500 Index again, as investors regained some composure and may have begun to recognize the attractiveness of companies whose growth rates are likely to remain strong even as the overall economy slows.

The second factor that may have inhibited the Portfolio's performance relative to the S&P 500 was that our growth discipline precluded us from owning many of the stocks in the S&P 500 that were the biggest contributors to that Index's performance. For example, slow-growing conglomerate General Electric was the biggest individual contributor by far to the S&P 500's gain in 1997. Other S&P 500 companies that helped boost the Index but didn't make our growth hurdles included Bristol-Myers Squibb, AT&T, Wal-Mart, Proctor & Gamble, and Coca-Cola. Fortunately, we did benefit from owning a few important S&P 500 contributors including Microsoft, Pfizer, Eli Lilly, Merck, Lucent and Dell Computer.

Finally, our preference for high growth naturally biases the Portfolio away from the very largest companies since the law of large numbers constrains their growth rates. This bias is evident in our Portfolio's average weighted market capitalization of $21 billion versus $56 billion for the S&P 500 Index. In 1997 "biggest was best" when it came to performance, as evidenced by breaking down into quintiles the market capitalization of the S&P 500 companies and observing that total return was highest in the largest company quintile (+39%) and showing progressively lower returns as you move down the capitalization spectrum to the smallest company quintile (+3%). The S&P 500 index weighting in the largest company quintile was 65% compared to our Portfolio's exposure of somewhat less than 20%. This situation proved to be a significant handicap that we hope won't be an issue in future periods.

Four of our top five performers over the period were in the business services sector and included information systems outsourcing firms Computer Horizons (+39%) and Keane (+38%), mutual fund services firm DST Systems (+32%) and radio station operator JACOR Communications (+28%). The remaining Top 5 performer was enterprise software vendor PeopleSoft (+36%).

PBHG Insurance Series Fund, Inc.
--------------------------------------------------------------------------------
PBHG Large Cap Growth Portfolio

Among the stocks that remain in the Portfolio, the bottom five performers were water purification equipment supplier U.S. Filter (-24%), specialty finance company The Money Store (-23%), oil drilling equipment supplier EVI (-20%), temporary staffing firm AccuStaff (-18%), and semi-conductor equipment manufacturer ASM Lithography (-17%). With the exception of ASM Lithography we remain positive on the outlook for these stocks and therefore plan to continue holding them. After year end, our ASM Lithography position was substantially reduced.

Looking ahead into 1998 we expect a more challenging environment for equities in general and don't expect a fourth straight year of 20+% gains in the major indices. What investors dread most is uncertainty and the ultimate impact of the "Asian Contagion" on our economy will not be known for some time. While trying to divine the bottom line outcome, one can come up with as many possible positive influences as negatives. For example, concerns that a flood of cheap Asian imports will force U.S manufacturers to cut prices and thereby lower profit margins are counterbalanced by the argument that if the Asian situation leads to a slowdown in the U.S. economy because of slowing exports to the region, interest rates should fall leading to lower corporate interest expenses -- an offset to lower profit margins. Likewise, one can argue that since U.S. firms manufacture more product in Southeast Asia for sale elsewhere in the world than they manufacture in the U.S. and sell to Southeast Asian markets, the dramatic currency devaluations in Southeast Asia with the resulting decline in labor costs may prove to be a net positive for U.S. firms.

We think debates such as these will rage well into 1998 with no definitive answers becoming evident; possibly even by year end. With the resultant uncertainty pervading the markets we expect continued high short-term volatility in the U.S. equity markets for the foreseeable future. Despite all the confusing crosscurrents, we remain committed to our individual company focus and our belief that superior relative earnings growth should eventually lead to relative stock valuation premiums. Our Portfolio continues to demonstrate superior long-term characteristics, with aggregate 3 to 5 year revenue growth estimated at 27% annually and earnings per share (EPS) growth of 33% annually, compared to 9% annual revenue growth and 11% annual EPS growth for the S&P 500 Index companies. We also view our Portfolio favorably from a valuation standpoint. In the aggregate, our Portfolio trades at a price to earnings (P/E) ratio to estimated growth rate multiple of 1.1 while the same multiple for the S&P 500 Index companies stands at close to 1.8. We believe these characteristics will serve the Portfolio well in 1998 and beyond.


Sincerely,

/s/ James D. McCall
----------------------------
James D. McCall, CFA
Portfolio Manager

PBHG Large Cap Growth Portfolio

                    -----------------------------------------------
                               Aggregate Total Return(1)
                    -----------------------------------------------
                                                       Inception to
                                                          Date(2)
                    -----------------------------------------------
                    PBHG Large Cap Growth Portfolio        18.20%
                    -----------------------------------------------


        Comparison of Change in the Value of a $10,000 Investment in the
      PBHG Large Cap Growth Portfolio versus the Russell 100 Growth Index, and the Lipper Growth Funds Average




                                   [GRAPHIC]



              In the printed version of the document, a line graph
               appears which depicits the following plot points:


                                   4/30/97   5/97     6/97     7/97     8/97     9/97    10/97    11/97    12/97
                                   -------  ------   ------   ------   ------   ------   ------   ------   ------
PBHG Large Cap Growth Portfolio    10,000   10,500   10,780   11,790   11,431   11,961   11,521   11,421   11,821

Russell 1000 Growth Index\+3       10,000   10,722   11,151   12,137   11,427   11,989   11,545   12,036   12,171

Lipper Growth Funds Average\+4     10,000   10,729   11,149   12,082   11,674   12,319   11,851   12,052   12,167


(1) Performance is historical and not indicative of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.
(2) Total return has not been annualized. The PBHG Large Cap Growth Portfolio commenced operations on May 1, 1997.
(3) The Russell 1000 Growth Index is an unmanaged index comprised of those securities in the Russell 1000 Index with a greater-than-average growth orientation. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.
(4) The Lipper Growth Funds Average is an equally weighted bench-mark composed of mutual funds, each of which normally invests in companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. The performance figures are based on changes in net asset value of the funds in the category with all capital gains distributions and income dividends reinvested.

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------
PBHG Large Cap Growth Portfolio

STATEMENT OF NET ASSETS
As of December 31, 1997

--------------------------------------------------------------------
                                                           Market
Description                                 Shares          Value
--------------------------------------------------------------------
COMMON STOCKS -- 93.4%
CONSUMER -- 10.1%
FUNERAL SERVICES -- 1.6%
Service Corp. International                   2,100      $    77,569
--------------------------------------------------------------------
                                                              77,569
--------------------------------------------------------------------
HOTELS/RESORTS -- 1.4%
Marriott Corp. International                  1,000           69,250
--------------------------------------------------------------------
                                                              69,250
--------------------------------------------------------------------
MISCELLANEOUS-CONSUMER SERVICES -- 2.0%
Cendant*                                      2,883           99,103
--------------------------------------------------------------------
                                                              99,103
--------------------------------------------------------------------
RETAIL-APPAREL -- 1.6%
Jones Apparel Group*                          1,800           77,400
--------------------------------------------------------------------
                                                              77,400
--------------------------------------------------------------------
RETAIL-OFFICE PRODUCTS -- 2.9%
Staples*                                      2,800           77,700
US Office Products*                           3,200           62,800
--------------------------------------------------------------------
                                                             140,500
--------------------------------------------------------------------
SPECIALTY FOOD/CANDY -- 0.6%
International Home Foods*                     1,100           30,800
--------------------------------------------------------------------
                                                              30,800
--------------------------------------------------------------------
 TOTAL CONSUMER (COST $477,790)                              494,622
--------------------------------------------------------------------
ENERGY -- 7.3%
CONTRACT DRILLING -- 3.9%
Diamond Offshore Drilling                       700           33,687
Ensco International                             800           26,800
Nabors Industries*                              500           15,719
Noble Drilling*                               1,600           49,000
Santa Fe International                          600           24,413
Transocean Offshore                             900           43,369
--------------------------------------------------------------------
                                                             192,988
--------------------------------------------------------------------
SERVICE & EQUIPMENT -- 3.4%
Camco International                             800           50,950
Cooper Cameron*                                 900           54,900
EVI*                                            700           36,225
Schlumberger Limited                            300           24,150
--------------------------------------------------------------------
                                                             166,225
--------------------------------------------------------------------
 TOTAL ENERGY (COST $385,949)                                359,213
--------------------------------------------------------------------
FINANCIAL -- 7.5%
COMMERCIAL FINANCE -- 1.0%
Newcourt Credit                               1,500           50,063
--------------------------------------------------------------------
                                                              50,063
--------------------------------------------------------------------
CONSUMER FINANCE -- 2.9%
Associates First Capital                      1,300           92,462
Money Store (The)                             2,300           48,300
--------------------------------------------------------------------
                                                             140,762
--------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 1.0%
Ocwen Financial*                              2,000           50,875
--------------------------------------------------------------------
                                                              50,875
--------------------------------------------------------------------
MORTGAGE RELATED -- 2.6%
MGIC Investment                               1,900          126,350
--------------------------------------------------------------------
                                                             126,350
--------------------------------------------------------------------
 TOTAL FINANCIAL (COST $350,958)                             368,050
--------------------------------------------------------------------

--------------------------------------------------------------------
                                                           Market
Description                                 Shares          Value
--------------------------------------------------------------------
HEALTH -- 18.1%
CONTRACT RESEARCH -- 1.7%
Quintiles Transnational*                      2,200      $    84,150
--------------------------------------------------------------------
                                                              84,150
--------------------------------------------------------------------
DRUGS/PHARMACEUTICALS -- 6.2%
Dura Pharmaceuticals*                         1,200           55,050
Lilly (Eli) & Company                         1,000           69,625
Merck & Company                                 700           74,375
Pfizer                                        1,400          104,388
--------------------------------------------------------------------
                                                             303,438
--------------------------------------------------------------------
HOSPITAL -- 2.5%
Health Management Associates*                 4,900          123,725
--------------------------------------------------------------------
                                                             123,725
--------------------------------------------------------------------
INFORMATION SYSTEMS -- 2.5%
HBO & Company                                 2,600          124,800
--------------------------------------------------------------------
                                                             124,800
--------------------------------------------------------------------
MEDICAL EQUIPMENT -- 1.5%
Guidant                                       1,200           74,700
--------------------------------------------------------------------
                                                              74,700
--------------------------------------------------------------------
PHARMACEUTICAL SERVICE -- 1.9%
Omnicare                                      3,000           93,000
--------------------------------------------------------------------
                                                              93,000
--------------------------------------------------------------------
SPECIAL OUTPATIENT FACILITY -- 1.8%
HealthSouth*                                  3,200           88,800
--------------------------------------------------------------------
                                                              88,800
--------------------------------------------------------------------
 TOTAL HEALTH (COST $838,517)                                892,613
--------------------------------------------------------------------
INDUSTRIAL/GENERAL MANUFACTURING -- 3.2%
AUTO-RELATED -- 2.0%
Harley-Davidson                               3,600           98,550
--------------------------------------------------------------------
                                                              98,550
--------------------------------------------------------------------
MULTI-INDUSTRY -- 1.2%
Danaher                                         900           56,812
--------------------------------------------------------------------
                                                              56,812
--------------------------------------------------------------------
 TOTAL INDUSTRIAL/GENERAL MANUFACTURING
   (COST $145,175)                                           155,362
--------------------------------------------------------------------
SERVICE -- 25.2%
COMMERCIAL SERVICES -- 1.2%
DST Systems*                                    456           19,466
Pittston Brinks Group                         1,000           40,250
--------------------------------------------------------------------
                                                              59,716
--------------------------------------------------------------------
COMMUNICATIONS SERVICES -- 1.7%
Worldcom*                                     2,800           84,700
--------------------------------------------------------------------
                                                              84,700
--------------------------------------------------------------------
CORRECTIONAL SERVICE -- 1.0%
Corrections Corp. of America*                 1,300           48,181
--------------------------------------------------------------------
                                                              48,181
--------------------------------------------------------------------
EDUCATIONAL SERVICES -- 2.5%
Apollo Group, Cl A*                           1,400           66,150
CBT Group ADR*                                  700           57,487
--------------------------------------------------------------------
                                                             123,637
--------------------------------------------------------------------
ELECTRONIC COMMERCE -- 1.6%
Sterling Commerce*                            2,100           80,719
--------------------------------------------------------------------
                                                              80,719
--------------------------------------------------------------------

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------
PBHG Large Cap Growth Portfolio

--------------------------------------------------------------------
                                                           Market
Description                                 Shares          Value
--------------------------------------------------------------------
EMPLOYMENT SERVICE -- 0.8%
Accustaff*                                    1,600      $    36,800
--------------------------------------------------------------------
                                                              36,800
--------------------------------------------------------------------
ENVIRONMENTAL -- 5.9%
Allied Waste Industries*                      2,000           46,625
Newpark Resources*                            3,200           56,000
Thermo Electron*                              1,200           53,400
U.S. Filter*                                  1,300           38,919
USA Waste Services*                           2,400           94,200
--------------------------------------------------------------------
                                                             289,144
--------------------------------------------------------------------
INFORMATION/COMPUTER SERVICE -- 1.0%
Gartner Group, Cl A*                          1,300           48,425
--------------------------------------------------------------------
                                                              48,425
--------------------------------------------------------------------
RADIO/TELEVISION -- 2.8%
Clear Channel Communications*                 1,074           85,316
JACOR Communications*                         1,000           53,125
--------------------------------------------------------------------
                                                             138,441
--------------------------------------------------------------------
SYSTEMS INTEGRATOR -- 5.3%
Cambridge Technology Partners*                1,500           62,437
Computer Horizons*                            2,000           91,000
Computer Sciences*                              400           33,400
Keane*                                        1,800           73,125
--------------------------------------------------------------------
                                                             259,962
--------------------------------------------------------------------
TRANSACTIONS PROCESSING -- 1.4%
Fiserv*                                       1,400           68,775
--------------------------------------------------------------------
                                                              68,775
--------------------------------------------------------------------
 TOTAL SERVICE (COST $1,109,545)                           1,238,500
--------------------------------------------------------------------
TECHNOLOGY -- 22.0%
COMPUTER MANUFACTURING -- 1.4%
Dell Computer*                                  800           67,200
--------------------------------------------------------------------
                                                              67,200
--------------------------------------------------------------------
DATA STORAGE -- 1.1%
EMC*                                          2,000           54,875
--------------------------------------------------------------------
                                                              54,875
--------------------------------------------------------------------
NETWORKING HARDWARE -- 1.9%
Cisco Systems*                                1,650           91,988
--------------------------------------------------------------------
                                                              91,988
--------------------------------------------------------------------
NETWORKING SOFTWARE -- 1.3%
Network Associates*                           1,200           63,450
--------------------------------------------------------------------
                                                              63,450
--------------------------------------------------------------------
SEMI-CONDUCTOR MANUFACTURING -- 1.5%
Linear Technology                             1,300           74,912
--------------------------------------------------------------------
                                                              74,912
--------------------------------------------------------------------
SEMI-CONDUCTOR PRODUCTION EQUIPMENT -- 1.1%
ASM Lithography Holdings*                       800           54,000
--------------------------------------------------------------------
                                                              54,000
--------------------------------------------------------------------
SOFTWARE-DESKTOP -- 1.6%
Microsoft*                                      600           77,550
--------------------------------------------------------------------
                                                              77,550
--------------------------------------------------------------------

---------------------------------------------------------------------
                                           Shares/Face       Market
Description                                  Amount          Value
---------------------------------------------------------------------
SOFTWARE-ENTERPRISE RESOURCE PLANNING -- 1.9%
J.D. Edwards & Company*                         1,600      $   47,200
Peoplesoft*                                     1,200          46,800
---------------------------------------------------------------------
                                                               94,000
---------------------------------------------------------------------
SOFTWARE-INTERNET -- 2.2%
America Online*                                 1,200         107,025
---------------------------------------------------------------------
                                                              107,025
---------------------------------------------------------------------
SOFTWARE-MANUFACTURING -- 1.4%
Manugistics*                                    1,600          71,400
---------------------------------------------------------------------
                                                               71,400
---------------------------------------------------------------------
SOFTWARE-SYSTEM/MAINFRAME -- 1.7%
BMC Software*                                   1,300          85,312
---------------------------------------------------------------------
                                                               85,312
---------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 4.9%
ADC Telecommunications*                         1,000          41,750
DSC Communications*                             1,400          33,600
Lucent Technologies                             1,000          79,875
Tellabs*                                        1,600          84,600
---------------------------------------------------------------------
                                                              239,825
---------------------------------------------------------------------
 TOTAL TECHNOLOGY (COST $1,049,593)                         1,081,537
---------------------------------------------------------------------
   Total Common Stocks
     (Cost $4,357,527)                                      4,589,897
---------------------------------------------------------------------
REPURCHASE AGREEMENT -- 11.3%
Lehman Brothers
 5.61% dated 12/31/97, matures 01/02/98,
   repurchase price $555,034
   (collateralized by U.S. Treasury Note:
   total market value $570,724)(A)         $  555,017         555,017
---------------------------------------------------------------------
   Total Repurchase Agreement
     (Cost $555,017)                                          555,017
---------------------------------------------------------------------
TOTAL INVESTMENTS -- 104.7%
 (COST $4,912,544)                                          5,144,914
---------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (4.7%)
Other Assets and Liabilities, Net                            (228,653)
---------------------------------------------------------------------
NET ASSETS
Paid-in-capital (authorized 500 million
 shares - $0.001 par value) based on
 415,811 outstanding shares of common
 stock                                                      4,744,496
Undistributed net investment income                                40
Accumulated net realized loss on investment                   (60,645)
Net unrealized appreciation on investments                    232,370
---------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                 $4,916,261
---------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE                                           $    11.82
---------------------------------------------------------------------

* Non-income producing security
(A) -- Tri-party repurchase agreement
ADR -- American Depository Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------
PBHG Large Cap Growth Portfolio


STATEMENT OF OPERATIONS
For the period from May 1, 1997(1) through December 31, 1997

INVESTMENT INCOME:
  Dividends.................................................      $  1,606
  Interest..................................................        12,551
                                                                  --------
    Total Investment Income.................................        14,157
                                                                  --------
EXPENSES:
  Investment Advisory Fees..................................         9,625
  Administrative Fees.......................................         1,925
  Custodian Fees............................................         5,001
  Professional Fees.........................................        12,204
  Transfer Agent Fees.......................................        14,810
  Printing Fees.............................................         7,455
  Directors' Fees...........................................        12,288
  Registration and Filing Fees..............................         1,400
  Amortization of Deferred Organizational Costs.............         1,488
  Pricing and Other Fees....................................           270
                                                                  --------
    Total Expenses..........................................        66,466
                                                                  --------
  Waiver of Investment Advisory Fees........................        (9,625)
  Reimbursement of Other Expenses by Adviser................       (42,724)
                                                                  --------
    Net Expenses............................................        14,117
                                                                  --------
NET INVESTMENT INCOME.......................................      $     40
                                                                  --------
  Net Realized Loss from Security Transactions..............       (60,645)
  Net Change in Unrealized Appreciation on Investments......       232,370
                                                                  --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.............       171,725
                                                                  --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............      $171,765
                                                                  --------
                                                                  --------

(1)Commencement of Operations.

The accompanying notes are an integral part of the financial statements.

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------
PBHG Large Cap Growth Portfolio

STATEMENT OF CHANGES IN NET ASSETS
For the period from May 1, 1997(1) through December 31, 1997

INVESTMENT ACTIVITIES:
  Net Investment Income.....................................    $        40
  Net Realized Loss from Security Transactions..............        (60,645)
  Net Change in Unrealized Appreciation on Investments......        232,370
                                                                -----------
    Net Increase in Net Assets Resulting from Operations....        171,765
                                                                -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income.....................................             --
  Net Realized Gains from Security Transactions.............             --
                                                                -----------
    Total Distributions.....................................             --
                                                                -----------
CAPITAL SHARE TRANSACTIONS (A):
  Shares Issued.............................................      6,224,992
  Shares Issued upon Reinvestment of Distributions..........             --
  Shares Redeemed...........................................     (1,497,196)
                                                                -----------
  Increase in Net Assets Derived from Capital Share
    Transactions............................................      4,727,796
                                                                -----------
    Total Increase in Net Assets............................      4,899,561
                                                                -----------
NET ASSETS:
  Beginning of Period(2)....................................         16,700
                                                                -----------
  End of Period.............................................    $ 4,916,261
                                                                -----------
                                                                -----------
(A) SHARES ISSUED AND REDEEMED:
  Shares Issued.............................................        546,676
  Shares Issued upon Reinvestment of Distributions..........             --
  Shares Redeemed...........................................       (132,535)
                                                                -----------
  Net Increase in Share Transactions........................        414,141
                                                                -----------
                                                                -----------

(1) Commencement of Operations.

(2) The Beginning of Period number reflects the initial capitalization of the Portfolio.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------
PBHG Large Cap Growth Portfolio

FINANCIAL HIGHLIGHTS
For the period from May 1, 1997(1) through December 31, 1997
For a Share Outstanding Throughout the Period

                           Net                                                                        Net
                          Asset                   Realized and     Distributions   Distributions     Asset
                          Value        Net         Unrealized        from Net          from          Value
                        Beginning   Investment   Gains or Losses    Investment        Capital         End       Total
                        of Period     Income      on Securities       Income           Gains       of Period   Return**
-----------------------------------------------------------------------------------------------------------------------
1997.................    $10.00           --          $1.82               --          --            $11.82      18.20%

                                                                                  Ratio
                                                                     Ratio        of Net
                                                     Ratio        of Expenses     Income
                          Net          Ratio         of Net       to Average    to Average
                         Assets     of Expenses      Income       Net Assets    Net Assets      Portfolio       Average
                          End       to Average     to Average     (Excluding    (Excluding      Turnover       Commission
                       of Period    Net Assets     Net Assets      Waivers)      Waivers)         Rate            Rate
-----------------------------------------------------------------------------------------------------------------------
1997.................  $4,916,261      1.10%*          0.00%*         5.21%*      (4.11)%*        37.42%        $0.0497

* Annualized.
** Total return has not been annualized.
(1) The PBHG Large Cap Growth Portfolio commenced operations on May 1, 1997. Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------
PBHG Large Cap Growth Portfolio


NOTES TO FINANCIAL STATEMENTS
As of December 31, 1997

1.  ORGANIZATION

The PBHG Large Cap Growth Portfolio (the "Portfolio") is a series of the PBHG Insurance Series Fund, Inc. (the "Fund"), a Maryland corporation. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund consists of the Portfolio and five others: the PBHG Growth II Portfolio (the "Growth II Portfolio"), the PBHG Technology & Communications Portfolio (the "Technology & Communications Portfolio"), the PBHG Small Cap Value Portfolio (the "Small Cap Value Portfolio"), the PBHG Large Cap Value Portfolio (the "Large Cap Value Portfolio") and the PBHG Select 20 Portfolio (the "Select 20 Portfolio") (each a "Portfolio" and, collectively, the "Portfolios"). Each Portfolio is classified as a diversified management investment company, with the exception of the Select 20 Portfolio which is classified as a nondiversified management investment company. The financial statements presented herein do not include the Growth II Portfolio, the Technology & Communications Portfolio, the Small Cap Value Portfolio, the Large Cap Value Portfolio, and the Select 20 Portfolio which are presented separately. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies. The assets of the Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies. At December 31, 1997, 98% of the outstanding shares of the Portfolio were held by the separate accounts of one participating Insurance Company.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolios.

SECURITY VALUATION -- Investment securities of the Portfolios that are listed on a securities exchange, and for which market quotations are readily available, are valued at the last quoted sales price on each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are not readily available, are valued at the mean between the most recent bid price and asked price.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods.

DIVIDENDS -- Dividends from net investment income of each Portfolio are declared annually, if available. Distributions of net realized capital gains, of each Portfolio, are generally made to shareholders annually, if available. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

FEDERAL INCOME TAXES -- It is the Portfolio's intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

NET ASSET VALUE PER SHARE -- The net asset value per share is calculated each business day by dividing the total value of the Portfolio's assets, less liabilities, by the number of shares outstanding.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by Pilgrim Baxter & Associates, Ltd. (the "Adviser") ensure that the market value of the collateral including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets.

All organizational costs incurred in connection with the start up of the Fund have been equally allocated to each Portfolio and are being amortized on a straight line basis over a period of sixty months. In the event that any of the initial shares of each Portfolio are redeemed by any holder thereof during the period that each Portfolio is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and the Adviser are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.75% of the average daily net assets of the Large Cap Growth Portfolio. In the interest of limiting expenses of the Portfolios, the Adviser has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement"). With respect to the Large Cap Growth Portfolio, the Adviser has agreed to

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PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------
PBHG Large Cap Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

waive or limit its fees and to assume other expenses of the Portfolio to the extent necessary to limit the total annual operating expenses (expressed as a percentage of the Portfolio's average daily net assets) to 1.10%. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement during any of the two previous fiscal years may be made at a later date when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of the Large Cap Growth Portfolio to exceed 1.10%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.10%, and (iii) the payment of such reimbursement is approved by the Board of Directors on a quarterly basis. At December 31, 1997, the amount of advisory fee waiver and reimbursement of third party expenses by the Adviser subject to reimbursement was $52,349.

PBHG Fund Services (the "Administrator"), a wholly-owned subsidiary of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of each Portfolio.

SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in SEI Fund Resources (the "Sub-Administrator"). The Sub-Administrator is an affiliate of the Fund's distributor and assists the Administrator in providing administrative services to the Fund. For acting in this capacity, the Administrator pays the Sub-Administrator a fee at the annual rate of 0.07% of the average daily net assets of each Portfolio with respect to $2.5 billion of the total average daily net assets of (i) the Fund, and (ii) The PBHG Funds, Inc., another family of funds managed by the Adviser, and a fee at the annual rate of 0.025% of the average daily net assets of each Portfolio with respect to the total daily net assets of (i) the Fund and (ii) The PBHG Funds, Inc. in excess of $2.5 billion.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund. Corestates Bank, N.A. serves as the custodian for the Fund.

Effective January 2, 1998 the Fund entered into a shareholder servicing agreement with PBHG Fund Services to provide shareholder support and other shareholder account-related services. PBHG Fund Services has, in turn, contracted with UAM Shareholder Service Center, Inc. to assist in the provision of these services.

Certain officers and directors of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation from the Fund.

4.  INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, other than short-term investments, for the Large Cap Growth Portfolio from its commencement of operations through December 31, 1997, amounted to $5,078,612 and $660,440, respectively.

The aggregate gross unrealized appreciation and depreciation of securities held by the Large Cap Growth Portfolio for federal income tax purposes at December 31, 1997, amounted to $385,928 and $153,558, respectively. The total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes at December 31, 1997 was not materially different from amounts reported for financial reporting purposes. At December 31, 1997 the Large Cap Growth Portfolio had a $60,546 capital loss carryforward, expiring in December 2005, which can be used to offset future capital gains.

5.  LINE OF CREDIT

Each Portfolio may borrow, an amount up to its prospectus defined limitations, from a committed line of credit available to (i) the Fund and (ii) The PBHG Funds, Inc. The line of credit will bear interest at the Federal Funds Rate plus 0.40%. No Portfolio had an outstanding borrowing at December 31, 1997, or at any time during the period from May 1, 1997 (commencement of operations) through December 31, 1997.
----------------------------------------------------------------

CONSENT OF SOLE SHAREHOLDER (UNAUDITED)

On March 10, 1997, the sole shareholder of each Portfolio approved the following appointments: Pilgrim Baxter & Associates, Ltd. as investment adviser to the Portfolios, Pilgrim Baxter Value Investors, Inc. (formerly Newbold's Asset Management, Inc.) as investment sub-adviser to the Small Cap Value and Large Cap Value Portfolios, PBHG Fund Services as administrator to the Portfolios, SEI Fund Resources as sub-administrator to the Portfolios and SEI Investments Distribution Co. to serve as distributor of the shares of the Portfolios.

PBHG INSURANCE SERIES FUND, INC.
--------------------------------------------------------------------------------


REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
  OF PBHG INSURANCE SERIES FUND, INC.:

We have audited the accompanying statement of net assets of the PBHG Large Cap Growth Portfolio of PBHG Insurance Series Fund, Inc., as of December 31, 1997, and the related statement of operations, statement of changes in net assets and financial highlights for the period May 1, 1997 (commencement of operations) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the PBHG Large Cap Growth Portfolio of PBHG Insurance Series Fund, Inc. as of December 31, 1997, and the results of its operations, changes in its net assets and its financial highlights for the period May 1, 1997 (commencement of operations) to December 31, 1997 in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 28, 1998

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                        PBHG Insurance Series Fund, Inc.


      Investment Adviser:                                 Distributor:
Pilgrim Baxter & Associates, Ltd.               SEI Investments Distribution Co.